Property, Plant and Equipment - Components of Property, Plant and Equipment 2 (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Capitalized interest	$ 4.8	$ 2.0	$ 3.2
Net book value of disposals	16.4
Net book value of disposals, usage of replacement parts	13.9
Net book value of disposals, disposal of assets no longer in use	1.8
Fontana Building [Member] | Held-for-sale [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Buildings held for sale		$ 4.5
Fontana Building [Member] | Disposed of by Sale [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Sale price of disposal	7.9
Gain from disposition	$ 3.4